FAIR VALUE MEASUREMENTS - Convertible Notes Payable (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Change in fair value of convertible debt	$ (1,063,621)	$ (1,622,916)	$ (1,893,893)	$ (1,622,916)	$ (1,707,747)	$ 25,446
Convertible note
FAIR VALUE MEASUREMENTS
Change in fair value of convertible debt	$ (1,064,000)		$ (1,894,000)		$ (1,708,000)	$ 25,000